As filed with the U.S. Securities and Exchange Commission on August 13, 2010

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                                                                                                   (  )

Post-Effective Amendment No.   1                                                                                             (X)

(Check appropriate box or boxes)

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

(Exact Name of Registrant as Specified in Charter)

Registrant's Area Code and Telephone Number (650) 312-2000

ONE FRANKLIN PARKWAY, SAN MATEO, CA  94403-1906

(Address of Principal Executive Offices) (Number, Street, City , State, Zip Code)

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA  94403-1906

(Name and Address of Agent for Service) (Number and Street) (City)(State)(Zip Code)

Copies to:

Bruce G. Leto, Esquire

Stradley, Ronon, Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103-7098

Approximate Date of Proposed Public Offering:  As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered: Class A, C, R and Advisor shares of beneficial interest, with no par value, of Franklin Templeton Corefolio Allocation Fund.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately pursuant to Rule 485(b).

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FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FORM N-14

PARTS A AND B

Parts A and B are incorporated by reference to the electronic filing made by the Registrant on May 17, 2010, pursuant to Rule 497 (Accession No. 0001022804-10-000027).

PART C

OTHER INFORMATION

Item 15.          Indemnification

The Amended and Restated Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue

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Item 16.          Exhibits.

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

(1)        Copies of the charter of the Registrant as now in effect;

(a)        Amended and Restated Agreement and Declaration of Trust of Franklin Templeton Fund Allocator Series dated May 21, 2007

Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: April 29, 2008

(b)        Certificate of Amendment to the Agreement and Declaration of Trust of Franklin Templeton Fund Allocator Series dated October 21, 2008

Filing: Registration Statement on Form N-14

File No. 333-165905

Filing Date: April 5, 2010

(c)        Certificate of Trust dated September 18, 1995

Filing: Registration Statement on Form N-1A

File No. 333-13601

Filing Date: October 7, 1996

(d)         Certificate of Amendment to the Certificate of Trust of Franklin Templeton Fund Manager dated September 17, 1996

Filing: Registration Statement on Form N-1A

File No. 333-13601

Filing Date: October 7, 1996

(2)        Copies of the existing By-Laws or corresponding instruments of the Registrant;

(a)        Amended and Restated By-Laws of Franklin Templeton Fund Allocator Series dated May 21, 2007

Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: April 29, 2008

(3)        Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

Not Applicable

(4)        Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)        Plan of Reorganization made by Franklin Templeton Fund Allocator Series on behalf of Franklin Templeton Corefolio Allocation Fund and Franklin Templeton Perspectives Allocation Fund dated June 21, 2010

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(5)        Copies of all instruments defining the rights of holders of the securities being registered, including copies, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

Not Applicable

(6)        Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)        Investment Advisory and Asset Allocation Agreement between Registrant, on behalf of Franklin Templeton Conservative Target Fund, Franklin Templeton Moderate Target Fund and Franklin Templeton Growth Target Fund, and Franklin Advisers, Inc. dated November 19, 1996

Filing: Pre-Effective Amendment No. 2 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: December 27, 1996

(b)        Investment Management and Asset Allocation

Agreement between Registrant, on behalf of Franklin Templeton 2015 Retirement Target Fund, Franklin Templeton 2025 Retirement Target Fund, Franklin Templeton 2035 Retirement Target Fund and Franklin Templeton 2045 Retirement Target Fund, and Franklin Advisers, Inc. dated August 1, 2006

Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: April 27, 2007

(7)        Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)        Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated October 31, 2000

Filing: Post-Effective Amendment No. 6 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: November 29, 2001

(b)        Form of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003

Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: May 19, 2004

(c)        Amendment dated May 15, 2006 to Form of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003

Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A

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File No. 333-13601

Filing Date: April 29, 2008

(8)        Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable

(9)        Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act, for securities and similar investments of the Registrant, including the schedule or remuneration;

(a)        Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Pre-Effective Amendment No. 2 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: December 27, 1996

(b)        Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and The Bank of New York Mellon

Filing: Post-Effective Amendment No. 3 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 21, 1998

(c)        Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and The Bank of New York Mellon

Filing: Post-Effective Amendment No. 6 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: November 29, 2001

(d)        Amendment dated May 16, 2001 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 6 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: November 29, 2001

(e)        Amendment dated May 7, 2010 to Exhibit A of the Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

(f)        Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 6 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: November 29, 2001

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(g)        Amendment dated June 7, 2010 to Schedule 1 of the Foreign Custody Manager Agreement

(h)        Amendment dated February 18, 2010 to Schedule 2 of the Foreign Custody Manager Agreement

(i)         Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: June 30, 1997

(10)      Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant  pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's directors describing any action taken to revoke the plan;

(a)        Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Templeton Conservative Target Fund and Franklin Templeton Distributors Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2010

(b)        Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Templeton Distributors  Franklin Templeton Moderate Target Fund and Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2010

(c)        Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant, Franklin Templeton Growth Target Fund and Franklin Templeton Distributors Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2010

(d)        Amended and Restated Class B Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Templeton Conservative Target Fund, Franklin Templeton Moderate Target Fund and Franklin Templeton Growth Target Fund, and Franklin/Templeton Distributors, Inc. dated July 9, 2009

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

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File No. 333-13601

Filing Date: March 1, 2010

(e)        Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Templeton Conservative Target Fund, Franklin Templeton Moderate Target Fund and Franklin Templeton Growth Target Fund, and Franklin/Templeton Distributors, Inc. dated July 9, 2009

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2010

(f)        Amended and Restated Class R Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Templeton Conservative Target Fund, Franklin Templeton Moderate Target Fund and Franklin Templeton Growth Target Fund, and Franklin/Templeton Distributors, Inc. dated July 9, 2009

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2010

(g)        Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Templeton Corefolio Allocation Fund and Franklin/Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2010

(h)        Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Templeton Founding Funds Allocation and Franklin/Templeton Distributors, Inc. dated May 1, 2009

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2010

(i)         Amended and Restated Class B Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Templeton Corefolio Allocation Fund and Franklin Templeton Founding Funds Allocation Fund, and Franklin/Templeton Distributors, Inc. dated July 9, 2009

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2010

(j)         Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Templeton Corefolio Allocation Fund, Franklin Templeton Founding Funds Allocation Fund, Franklin Templeton Perspectives Allocation Fund and Franklin/Templeton Distributors, Inc. dated July 9, 2009

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Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2010

(k)        Amended and Restated Class R Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Templeton Corefolio Allocation Fund, Franklin Templeton Founding Funds Allocation Fund and Franklin Templeton Perspectives Allocation Fund, and Franklin/Templeton Distributors, Inc. dated July 9, 2009

Filing: Registration Statement on Form N-14

File No. 333-165905

Filing Date: April 5, 2010

(l)         Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Templeton Perspectives Allocation Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2010

(m)       Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Templeton 2015 Retirement Target Fund and Franklin/Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2010

(n)        Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant, Franklin Templeton 2025 Retirement Target Fund and Franklin/Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2010

(o)        Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant, Franklin Templeton 2035 Retirement Target Fund and Franklin/Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2010

(p)        Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant, Franklin Templeton 2045 Retirement Target Fund and Franklin/Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

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File No. 333-13601

Filing Date: March 1, 2010

(q)        Class C Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Templeton 2015 Retirement Target Fund, Franklin Templeton 2025 Retirement Target Fund, Franklin Templeton 2035 Retirement Target Fund and Franklin Templeton 2045 Retirement Target Fund, and Franklin/Templeton Distributors, Inc. dated July 9, 2009

(r)        Class R Distribution Plan pursuant to Rule

12b-1 between Registrant, on behalf of Franklin Templeton 2015 Retirement Target Fund, Franklin Templeton 2025 Retirement Target Fund, Franklin Templeton 2035 Retirement Target Fund and Franklin Templeton 2045 Retirement Target Fund, and Franklin/Templeton Distributors, Inc. dated July 9, 2009

(s)        Multiple Class Plan for Franklin Templeton Corefolio Allocation Fund and Franklin Templeton Founding Funds Allocation Fund dated November, 18, 2003

Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: May 16, 2006

(t)         Multiple Class Plan for Franklin Templeton Conservative Target Fund, Franklin Templeton Growth Target Fund and Franklin Templeton Moderate Target Fund dated November 18, 2003

Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: May 16, 2006

(u)        Multiple Class Plan for Franklin Templeton Perspectives Allocation Fund dated July 15, 2004

Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: November 24, 2004

(v)        Multiple Class Plan for Franklin Templeton 2015 Retirement Target Fund, Franklin Templeton 2025 Retirement Target Fund, Franklin Templeton 2035 Retirement Target Fund and Franklin Templeton 2045 Retirement Target Fund dated May 10, 2006

Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: April 27, 2007

(11)      An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

(a)        Opinion and Consent of Counsel dated March 31, 2010

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Filing: Registration Statement on Form N-14

File No. 333-165905

Filing Date: April 5, 2010

(12)      An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

(a)        Opinion and Consent of Counsel supporting tax matters and consequences to shareholders dated June 22, 2010

(13)      Copies of all material contracts of the Registrant no made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing of the Registration Statement;

(a)        Administration Agreement between Registrant, on behalf of Franklin Templeton Conservative Target Fund, Franklin Templeton Moderate Target Fund and Franklin Templeton Growth Target Fund, and Franklin Templeton Services, LLC dated January 1, 2001

Filing: Post-Effective Amendment No. 6 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: November 29, 2001

(b)        Fund Administration Agreement between Registrant, on behalf of Franklin Templeton Founding Funds Allocation Fund, and Franklin Templeton Services, LLC dated April 4, 2008

Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: April 29, 2008

(c)         Fund Administration Agreement between Registrant, on behalf of Franklin Templeton Corefolio Allocation Fund, and Franklin Templeton Services, LLC dated April 4, 2008

Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: April 29, 2008

(d)        Fund Administration Agreement between Registrant, on behalf of Franklin Templeton Perspectives Allocation Fund, and Franklin Templeton Services, LLC dated April 4, 2008

Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: April 29, 2008

(e)        Fund Administration Agreement between Registrant, on behalf of Franklin Templeton 2015 Retirement Target Fund, Franklin Templeton 2025 Retirement Target Fund, Franklin Templeton 2035 Retirement Target Fund and Franklin Templeton 2045 Retirement Target Fund, and Franklin Templeton Services, LLC dated August 1, 2006

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Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: April 27, 2007

(f)        Special Servicing Agreement dated December 2, 2009

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2010

(g)        Amended Annex II to the Special Servicing Agreement dated January 13, 2010

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2010

(14)      Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the Registration Statement and required by Section 7 of the 1933 Act;

(a)        Consent of Independent Registered Public Accounting Firm dated April 1, 2010

Filing: Registration Statement on Form N-14

File No. 333-165905

Filing Date: April 5, 2010

(15)      All financial statements omitted pursuant to Item 14(a)(1);

Not applicable.

(16)      Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the Registration Statement; and

(a)        Powers of Attorney dated February 23, 2010

Filing: Registration Statement on Form N-14

File No. 333-165905

Filing Date: April 5, 2010

(b)        Power of Attorney dated April 1, 2010

(17)      Any additional exhibits which the Registrant may wish to file.

(a)        Code of Ethics dated May 2010

Item 17.            Undertakings.

(1)        The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

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(2)        The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

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SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of San Mateo and the State of California, on the 13 day of August, 2010.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

(Registrant)

By:       /s/ David P. Goss

David P. Goss

Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

/s/Edward B. Jamieson* Edward B. Jamieson	Chief Executive Officer-Investment Management Dated: August 13 , 2010

/s/ Laura F. Fergerson* Laura F. Fergerson	Chief Executive Officer-Finance and Administration Dated: August 13, 2010

/s/ Gaston Gardey* Gaston Gardey	Chief Financial Officer and Chief Accounting Officer Dated: August 13, 2010

/s/ Harris J. Ashton* Harris J. Ashton	Trustee Dated: August 13, 2010

/s/ Sam Ginn*

Trustee
Sam Ginn	Dated: August 13, 2010

/s/ Edith E. Holiday*	Trustee
Edith E. Holiday	Dated: August 13, 2010

/s/ Charles B. Johnson* Charles B. Johnson	Trustee Dated: August 13, 2010

/s/ Gregory E. Johnson* Gregory E. Johnson	Trustee Dated: August 13, 2010

/s/ J. Michael Luttig* J. Michael Luttig	Trustee Dated: August 13, 2010

/s/ Frank A. Olson*

Frank A. Olson	Trustee Dated: August 13, 2010

/s/ Larry D. Thompson*

Trustee
Larry D. Thompson	Dated: August 13, 2010

/s/ John B. Wilson* John B. Wilson	Trustee Dated: August 13, 2010

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*By:     /s/ David P. Goss

David P. Goss, Attorney-in-Fact

(Pursuant to Power of Attorney)

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FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

REGISTRATION STATEMENT

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION	LOCATION

EX-99.(1)(a)	Amended and Restated Agreement and Declaration of Trust of Franklin Templeton Fund Allocator Series dated May 21, 2007	*

EX-99.(1)(b)	Certificate of Amendment to the Agreement and Declaration of Trust of Franklin Templeton Fund Allocator Series dated October 21, 2008	*

EX-99.(1)(c)	Certificate of Trust dated September 18, 1995	*

EX-99.(1)(d)	Certificate of Amendment to the Certificate of Trust of Franklin Templeton Fund Manager dated September 17, 1996	*

EX-99.(2)(a)	Amended and Restated By-Laws of Franklin Templeton Fund Allocator Series dated May 21, 2007	*

EX-99.(4)(a)

Plan of Reorganization made by Franklin Templeton Fund Allocator Series on behalf of Franklin Templeton Corefolio Allocation Fund and Franklin Templeton Perspectives Allocation Fund dated June 21, 2010

Attached

EX-99.(6)(a)

Investment Advisory and Asset Allocation Agreement between Registrant, on behalf of Franklin Templeton Conservative Target Fund, Franklin Templeton Moderate Target Fund and Franklin Templeton Growth Target Fund, and Franklin Advisers, Inc. dated November 19, 1996

*

EX-99.(6)(b)

Investment Management and Asset Allocation Agreement between Registrant, on behalf of Franklin Templeton 2015 Retirement Target Fund, Franklin Templeton 2025 Retirement Target Fund, Franklin Templeton 2035 Retirement Target Fund and Franklin Templeton 2045 Retirement Target Fund, and Franklin Advisers, Inc. dated August 1, 2006

*

EX-99.(7)(a)	Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated October 31, 2000	*

EX-99.(7)(b)	Form of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003	*

EX-99.(7)(c)	Amendment dated May 15, 2006 to Form of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003	*

EX-99.(9)(a)	Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(9)(b)	Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and The Bank of New York Mellon	*

EX-99.(9)(c)	Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and The Bank of New York Mellon	*

EX-99.(9)(d)	Amendment dated May 16, 2001 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996	*

EX-99.(9)(e)	Amendment dated June 7, 2010 to Exhibit A of the Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996	Attached

EX-99.(9)(f)	Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon made as of May 16, 2001	*

EX-99.(9)(g)	Amendment dated June 7, 2010 to Schedule 1 of the Foreign Custody Manager Agreement	Attached

EX-99.(9)(h)	Amendment dated February 18, 2010 to Schedule 2 of the Foreign Custody Manager Agreement	Attached

EX-99.(9)(i)	Terminal Link Agreement between Registrant and Bank of The New York Mellon dated February 16, 1996	*

EX-99.(10)(a)	Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Templeton Conservative Target Fund and Inc. dated February 1, 2009	*

EX-99.(10)(b)	Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant, Franklin Templeton Moderate Target Fund and Inc. dated February 1, 2009	*

EX-99.(10)(c)	Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant, Franklin Templeton Growth Target Fund and Inc. dated February 1, 2009	*

EX-99.(10)(d)

Amended and Restated Class B Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Templeton Conservative Target Fund, Franklin Templeton Moderate Target Fund and Franklin Templeton Growth Target Fund, and Franklin/Templeton Distributors, Inc. dated July 9, 2009

*

EX-99.(10)(e)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Templeton Conservative Target Fund, Franklin Templeton Moderate Target Fund and Franklin Templeton Growth Target Fund, and Franklin/Templeton Distributors, Inc. dated July 9, 2009

*

EX-99.(10)(f)

Amended and Restated Class R Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Templeton Conservative Target Fund, Franklin Templeton Moderate Target Fund and Franklin Templeton Growth Target Fund,

and Franklin/Templeton Distributors, Inc. dated July 9, 2009

*

EX-99.(10)(g)

Amended and Restated Class A Distribution Plan

pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Templeton Corefolio Allocation Fund and Franklin/Templeton Distributors, Inc. dated February 1, 2009

*

EX-99.(10)(h)

Amended and Restated Class A Distribution Plan

pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Templeton Founding Funds Allocation and Franklin/Templeton Distributors, Inc. dated May 1, 2009

*

EX-99.(10)(i)

Amended and Restated Class B Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Templeton Corefolio Allocation Fund and Franklin Templeton Founding Funds Allocation Fund, and Franklin/Templeton Distributors, Inc. dated July 9, 2009

*

EX-99.(10)(j)

Amended and Restated Class C Distribution Plan

pursuant to Rule 12b-1 between Registrant, on

behalf of Franklin Templeton Corefolio Allocation Fund, Franklin Templeton Founding  Funds Allocation Fund, Franklin Templeton Perspectives Allocation Fund and Franklin/Templeton Distributors, Inc. dated July 9, 2009

*

EX-.99.(10)(k)

Amended and Restated Class R Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Templeton Corefolio Allocation Fund, Franklin Templeton Founding Funds Allocation Fund and Franklin Templeton Perspectives Allocation Fund, and Franklin/Templeton Distributors, Inc. dated July 9, 2009

*

EX-.99.(10)(l)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Templeton Perspectives Allocation Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2009

*

EX-99.(10)(m)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Templeton 2015 Retirement Target Fund and Franklin/Templeton Distributors, Inc. dated February 1, 2009

*

EX-99.(10)(n)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant, Franklin Templeton 2025 Retirement Target Fund and Franklin/Templeton Distributors, Inc. dated February 1, 2009

*

EX-99.(10)(o)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant, Franklin Templeton 2035 Retirement Target Fund and Franklin/Templeton Distributors, Inc. dated February 1, 2009

*

EX-99.(10)(p)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant, Franklin Templeton 2045 Retirement Target Fund and Franklin/Templeton Distributors, Inc. dated February 1, 2009

*

EX-99.(10)(q)

Class C Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Templeton 2015 Retirement Target Fund, Franklin Templeton 2025 Retirement Target Fund, Franklin Templeton 2035 Retirement Target Fund and Franklin Templeton 2045 Retirement Target Fund, and Franklin/Templeton Distributors, Inc. dated July 9, 2009

Attached

EX-99.(10)(r)

Class R Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Templeton 2015 Retirement Target Fund, Franklin Templeton 2025 Retirement Target Fund, Franklin Templeton 2035 Retirement Target Fund and Franklin Templeton 2045 Retirement Target Fund, and Franklin/Templeton Distributors, Inc. dated July 9, 2009

Attached

EX-99.(10)(s)	Multiple Class Plan for Franklin Templeton Corefolio Allocation Fund and Franklin Templeton Founding Funds Allocation Fund dated November 18, 2003	*

EX-99.(10)(t)	Multiple Class Plan for Franklin Templeton Conservative Target Fund, Franklin Templeton Growth Target Fund and Franklin Templeton Moderate Target Fund dated November 18, 2003	*

EX-99.(10)(u)	Multiple Class Plan for Franklin Templeton Perspectives Allocation Fund dated July 15, 2004	*

EX-99.(10)(v)

Multiple Class Plan for Franklin Templeton 2015 Retirement Target Fund, Franklin Templeton 2025 Retirement Target Fund, Franklin Templeton 2035 Retirement Target Fund and Franklin Templeton 2045 Retirement Target Fund dated May 10, 2006

*

EX-99.(11)(a)	Opinion and Consent of Counsel dated March 31, 2010	*

EX-99.(12)(a)	Opinion and Consent of Counsel supporting tax matters and consequences to shareholders dated June 22, 2010	Attached

EX-99.(13)(a)

Administration Agreement between Registrant, on behalf of Franklin Templeton Conservative Target Fund, Franklin Templeton Moderate Target Fund and Franklin Templeton Growth Target Fund, and Franklin Templeton Services, LLC dated January 1, 2001

*

EX-99.(13)(b)	Fund Administration Agreement between Registrant, on behalf of Franklin Templeton Founding Funds Allocation Fund, and Franklin Templeton Services, LLC dated April 4, 2008	*

EX-99.(13)(c)	Fund Administration Agreement between Registrant, on behalf of Franklin Templeton Corefolio Allocation Fund, and Franklin Templeton Services, LLC dated April 4, 2008	*

EX-99.(13)(d)	Fund Administration Agreement between Registrant, on behalf of Franklin Templeton Perspectives Allocation Fund, and Franklin Templeton Services, LLC dated April 4, 2008	*

EX-99.(13)(e)

Administration Agreement between Registrant, on behalf of Franklin Templeton 2015 Retirement Target Fund, Franklin Templeton 2025 Retirement Target Fund, Franklin Templeton 2035 Retirement Target Fund and Franklin Templeton 2045 Retirement Target Fund, and Franklin Templeton Services, LLC dated August 1, 2006

*

EX-99.(13)(f)	Special Servicing Agreement dated December 2, 2009	*

EX-99.(13)(g)	Amended Annex II to the Special Servicing Agreement dated January 13, 2010	*

EX-99.(14)(a)	Consent of Independent Registered Public Accounting Firm dated April 1, 2010	*

EX-99.(16)(a)	Powers of Attorney dated February 23, 2010	*

EX-99.(16)(a)	Power of Attorney dated April 1, 2010	Attached

EX-99.(17)(a)	Code of Ethics dated May 2010	Attached

I # 1028906 v.1

*Incorporated by Reference

I # 1028906 v.1